Financial instruments by category (Schedule of Fair Value Hierarchy) (Details) - Recurring fair value measurement [member] - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Categories of financial assets [abstract]
Derivative financial assets	$ 553	$ 1,836
Liabilities
Derivative financial liabilities	20,757	15,094
Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	427	823
Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	427	823
Liabilities
Derivative financial liabilities	0	0
Level 1 of fair value hierarchy [member] | Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	427	823
Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	126	1,013
Liabilities
Derivative financial liabilities	20,757	15,094
Level 2 of fair value hierarchy [member] | Money Market Fund [Member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Commodity price risk [member]
Categories of financial assets [abstract]
Derivative financial assets	126	1,013
Liabilities
Derivative financial liabilities	20,757	15,094
Commodity price risk [member] | Level 1 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	0	0
Liabilities
Derivative financial liabilities	0	0
Commodity price risk [member] | Level 2 of fair value hierarchy [member]
Categories of financial assets [abstract]
Derivative financial assets	126	1,013
Liabilities
Derivative financial liabilities	$ 20,757	$ 15,094